Revenue from contract with customers - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 359,938	$ 341,330	$ 308,864
Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	298,958	308,279	304,602
Social casino game | Third-Party Platforms
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	238,511	277,567	284,286
Social casino game | Direct-to-Consumers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	60,447	30,712	20,316
iGaming Segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	60,980	33,051	4,262
Over the time | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	298,458	307,608	304,094
At a point in time | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	500	671	508
U.S.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	242,094	269,481	267,721
U.S. | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	242,094	269,481	267,721
International | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 56,864	$ 38,798	$ 36,881